ACQUISITION OF SUBSIDIARIES AND CERTAIN ASSETS (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 07, 2022	Jul. 26, 2024	Sep. 30, 2023	Sep. 30, 2022
Business Acquisition [Line Items]
Cash consideration paid at closing				$ 29,631,984
Bollinger Motors Inc [Member]
Business Acquisition [Line Items]
Cash consideration paid at closing	$ 75,000,000	$ 2,600,000
Cash consideration- deferred	32,000,000
Stock consideration (2,827 shares of common stock of Mullen)	41,577,647
Fair value of total consideration transferred	$ 148,577,647